Forward Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Forward Purchase Agreement
Forward Purchase Agreement

Note 14. Forward Purchase Agreement

On July 31, 2025, CSLM Acquisition Corp. (the “Counterparty”) prior to the closing of the Business Combination, and Fusemachines Inc. entered into an over the counter (OTC) equity prepaid forward confirmation (the “Forward Purchase Agreement” or “FPA”) with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Sellers”).

Upon the consummation of the Merger on October 22, 2025, the Sellers (Meteora) delivered a Pricing Date Notice (as defined in the Forward Purchase Agreement). Based on this notice, the applicable Prepayment Amount (as defined in the Forward Purchase Agreement) became determinable and was subsequently funded by the Counterparty from the Trust Account (as defined in the Forward Purchase Agreement) in accordance with the Forward Purchase Agreement.

The Forward Purchase Agreement includes escrow arrangements pursuant to which the Prepayment Amount funded from the CSLM trust account is held in escrow for the benefit of the Meteora Parties until settlement or release in accordance with the terms of the Forward Purchase Agreement. The Company does not have unconditional access to the funds held in escrow, and such funds are not available to satisfy the claims of the Company’s creditors.   Accordingly, during the year ended December 31, 2025 the Company recorded the Prepayment Amount amounting $ 11,005 thousand as a contra-equity share subscription receivable, presented as a reduction of stockholders’ deficit (APIC), as the escrowed funds represent conditional consideration receivable from shareholders that is subject to future settlement under the Forward Purchase Agreement

The Forward Purchase Agreement contains features that meet the definition of a derivative under ASC 815, including an underlying based on the Company’s Class A common stock, a notional amount, payment provisions, and provisions that require or permit net cash settlement. Accordingly, at the Closing, the Company recognized a derivative liability measured at fair value, representing the portion of the escrowed Prepayment Amount that may be payable to the Forward Counterparty based on conditions existing as of the Closing Date.

The share subscription receivable and the derivative liability, when considered together, represent management’s estimate of the portion of the escrowed funds that the Company expects to ultimately retain. Subsequent changes in the fair value of the derivative liability associated with the Forward Purchase Agreement are recognized in earnings at each reporting date.

Upon receipt of consideration related to the sale of any shares sold by Meteora, the Company will record the receipt of funds as an increase to cash and a decrease to the share subscription receivable previously recorded as contra-equity.

The Company incurred no transaction costs that were directly related to issuance of the Forward Purchase Agreement.

The Company entered into an amendment on February 3, 2026, to the Prepaid Forward Purchase Agreement (the “Amendment”) originally entered into on July 31, 2025 with Meteora Capital Partners and affiliates. The Amendment replaces the agreement’s previously fixed Termination Price of $12.00 per share with a weekly-reset Termination Price equal to the lower of (a) $12.00 and (b) the volume-weighted average price (VWAP) of the Shares for the immediately preceding week (as reported by Bloomberg L.P.), subject to Reset Price Floors applied on a tranche basis (50% of the Shares: $2.50 floor; 50% of the Shares: $5.00 floor). The effect of amendment has been taken in change in fair value of forward purchase derivative liabilities (refer to Note 3 - Fair Value Measurements ).

As of June 30, 2026 and December 31, 2025, the value of the Forward purchase derivative liability is $ 8,084 thousand and $ 9,692 thousand respectively. The liability is presented as Current Liability in the unaudited condensed consolidated interim balance sheets. Further the derivative liability is measured at fair value on a recurring basis using Level 3 inputs, refer to Note 3 – Fair Value Measurements for further information on the valuation techniques and significant unobservable inputs used in determining the fair value of this instrument.

Further, the derivative liability has been classified as current as the Company does not have an unconditional right to defer settlement beyond twelve months. The Forward Purchase Agreement includes provisions for early termination upon sale of shares by the Sellers, which can result in cash settlement within the next twelve months, as well as periodic settlement features, thereby requiring current classification

Note 21. Forward Purchase agreement

On July 31, 2025, CSLM and Legacy Fusemachines (CSLM prior to the Merger and the Company after the Merger, (the “Counterparty”), entered into an over-the-counter (OTC) equity prepaid forward confirmation (the “Forward Purchase Agreement” or “FPA”) with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Sellers”)

Upon the consummation of the Merger on October 22, 2025, the Sellers (Meteora) delivered a Pricing Date Notice (as defined in the Forward Purchase Agreement). Based on this notice, the applicable Prepayment Amount (as defined in the Forward Purchase Agreement) became determinable and was subsequently funded by the Counterparty from the Trust Account (as defined in the Forward Purchase Agreement) in accordance with the Forward Purchase Agreement.

Under the material terms of the FPA:

●	The Sellers committed (in one or more Pricing Date Notices) to provide up to a maximum of 3,000,000 shares of Class A common stock for the Transaction.

●	The Counterparty agreed to pay the Sellers a Prepayment Amount equal to the Number of Shares (as defined in the Forward Purchase Agreement) specified in each Pricing Date Notice multiplied by the per-share redemption price (the “Initial Price” as defined in the Counterparty’s organizational documents). The Prepayment Amount is payable from the Counterparty’s Trust Account and subject to receipt of a Pricing Date Notice, will be wired no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any Trust Account assets are disbursed in connection with the Business Combination.

●	The Sellers waived any rights to the Trust Account funds in respect of the FPA and agreed not to seek recourse against the Trust Account except as expressly provided in the FPA.

●	Settlement is by cash settlement at the end of the agreement: on the Valuation Date (generally three years after the Closing Date unless earlier determined under specified events as set forth in the SPA) the Seller will pay the Counterparty a cash amount equal to the Number of Shares as of the Valuation Date multiplied by the VWAP over the Valuation Period; the cash settlement payment date is the tenth local business day following the end of the Valuation Period.

●	The FPA includes an early termination mechanism: where Sellers sell (terminate) specified shares after closing, Sellers must pay an Early Termination Obligation (as defined in the Forward Purchase Agreement) to Counterparty equal to the number of Terminated Shares (as defined in the Forward Purchase Agreement) multiplied by the Termination Price of $12.00 per share (payable on the first local business day following settlement of the sale).

●	The Sellers may, at their election, request “Shortfall Warrants” (refer note 22) exercisable for a number of shares of common stock equal to the difference between the Maximum Number of Shares (as defined in the Forward Purchase Agreement) and the number of shares of common stock specified in a Pricing Date Notice; such warrants have exercise terms and an exercise price as set forth in the FPA.

●	Payment dates for periodic reporting / accounting purposes are the last day of each calendar quarter (or next local business day), until the Valuation Date; the FPA also contains customary provisions addressing indemnities, representations, Calculation Agent rights, and compliance with tender-offer and SEC rules.

The Forward Purchase Agreement includes escrow arrangements pursuant to which the Prepayment Amount funded from the CSLM trust account is held in escrow for the benefit of the Meteora Parties until settlement or release in accordance with the terms of the Forward Purchase Agreement. The Company does not have unconditional access to the funds held in escrow, and such funds are not available to satisfy the claims of the Company’s creditors.

Accordingly, the Company recorded the prepayment amount $11,005 thousand as a contra-equity share subscription receivable, presented as a reduction of stockholders’ equity (APIC), as the escrowed funds represent conditional consideration receivable from shareholders that is subject to future settlement under the Forward Purchase Agreement. The Prepayment Amount was determined based on 891,930 shares of common stock at a per share price equal to the SPAC per-share redemption price (the “Initial Price”), as defined in the Forward Purchase Agreement

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

The Forward Purchase Agreement contains features that meet the definition of a derivative under ASC 815, including an underlying based on the Company’s Class A common stock, a notional amount, payment provisions, and provisions that require or permit net cash settlement. Accordingly, at the Closing, the Company recognized a derivative liability measured at fair value, representing the portion of the escrowed Prepayment Amount that may be payable to the Forward Counterparty based on conditions existing as of the Closing Date.

The share subscription receivable and the derivative liability, when considered together, represent management’s estimate of the portion of the escrowed funds that the Company expects to ultimately retain. Subsequent changes in the fair value of the derivative liability associated with the Forward Purchase Agreement are recognized in earnings at each reporting date.

Upon receipt of consideration related to the sale of any shares sold by Meteora, the Company will record the receipt of funds as an increase to cash and a decrease to the share subscription receivable previously recorded as contra-equity.

The Company incurred no transaction costs that were directly related to issuance of the Forward Purchase Agreement.

Further subsequent to year ended December 31, 2025, the Company entered into an amendment on February 3, 2026 to the Prepaid Forward Purchase Agreement (the “Amendment”) originally entered into on July 31, 2025 with Meteora Capital Partners and affiliates, for detail refer to Note 25 - Subsequent events.

As of December 31, 2025, the value of the Forward purchase derivative liability is $9,692 thousand disclosed as Current Liability in the Consolidated Balance Sheets. Further the derivative liability is measured at fair value on a recurring basis using Level 3 inputs, refer to Note 3 – Fair Value Measurements for further information on the valuation techniques and significant unobservable inputs used in determining the fair value of this instrument.

Further, the derivative liability has been classified as current as the Company does not have an unconditional right to defer settlement beyond twelve months. The Forward Purchase Agreement includes provisions for early termination upon sale of shares by the Sellers, which can result in cash settlement within the next twelve months, as well as periodic settlement features, thereby requiring current classification